Warrant Liability - Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value (Details) - Level 3 Inputs [Member]	Dec. 31, 2025	Dec. 31, 2024
Term (years) [Member]
Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value [Line Items]
Warrants liability measurement input		0.25
Discount rate [Member]
Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value [Line Items]
Warrants liability measurement input		30
Fair value [Member]
Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value [Line Items]
Warrants liability measurement input		160
Number of warrants [Member]
Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value [Line Items]
Warrants liability measurement input		167,365